UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                     ---------------------------

                      Phoenix Strategic Equity Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------------
                    Date of fiscal year end: April 30, 2003
                                             ---------------------
                    Date of reporting period: April 30, 2003
                                              --------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                   ANNUAL REPORT

April 30, 2003


[GRAPHIC OMITTED]

o SENECA o


Phoenix-Seneca
Growth Fund

Phoenix-Seneca
Strategic Theme Fund


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last 12 months. Inside, your fund's portfolio management team discusses what helped and hurt performance and how the fund is structured to seize opportunity going forward. With this writing, it is encouraging to witness signs that suggest we are at the beginning of the end of one of the most stubborn bear markets in history.

      Not knowing exactly when this market turn will take place, you may feel compelled to postpone investing decisions. However, how you react during uncertain markets may be the difference between success and failure - not just in recovering your losses, but in reaching your long-term goals.

      It is true that no one knows exactly what we can expect in the coming months. But, it is also true that the best balance of performance and protection requires discipline and diversification. As such, both stock and bond mutual funds could play important roles in your portfolio. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


APRIL 30, 2003

--------------------------------------------------------------------------------

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Growth Fund ......................................     3
Phoenix-Seneca Strategic Theme Fund .............................    12
Notes to Financial Statements ...................................    21

PHOENIX-SENECA GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL P. SENECA, PH.D., RICHARD D. LITTLE, CFA, AND RONALD K. JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: Phoenix-Seneca Growth Fund seeks long-term capital growth.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED APRIL 30, 2003?

A: In 2002, stocks recorded their third consecutive down year, their worst string of declines since the late 1930's. Over the fund's fiscal year ended April 30, 2003, growth stocks continued to bear the brunt of the market's decline, resulting in their long time valuation premium over value stocks shrinking to historically low levels. For the 12 months ended on April 30, 2003, the Standard & Poor's 500(R) Index 1 posted a return of -13.30%. Phoenix-Seneca Growth Fund trailed the index for its fiscal year, with Class A shares at -18.40%, Class B shares at -18.93%, and Class C shares at -18.98%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED THE MARKET OVER THE LAST 12 MONTHS?

A: The market was hurt by a variety of factors. Over the last 12 months, government investigations into cases of corporate fraud and accounting mismanagement kept a variety of companies and CEOs in the media spotlight. Also, there were numerous reports of terrorist attacks in the Middle East and other trouble spots, as well as growing international tensions involving Pakistan, India, and North Korea. During the second half of this time period, the war with Iraq took center stage. As concerns and uncertainties over these issues mounted, investors moved away from equity markets.

      Global events fueled investor anxiety that landed the market in negative territory in the third quarter of 2002. All major market indices ended in the red, with the Standard & Poor's 500(R) Index and the Dow Jones Industrial Average 2 posting their largest declines since the market crash of 1987. In a trend reversal, growth stocks beat value stocks during the quarter, but still lagged significantly on a year-to-date basis.

      Equities rallied sharply in October and November, leading to positive returns for the fourth quarter of 2002. Much like the fourth quarter of 2001, speculative stocks led the market recovery, especially in growth indices. The best performers in the Russell 1000(R) Growth Index 3 were stocks of companies with no earnings, high relative valuations, and high bet--a tough climate for the fundamentally driven disciplines.

      The market gyrated in the first quarter of 2003, mostly with the news regarding the war with Iraq. Even as coalition forces showed evidence of prevailing in Iraq, investor uncertainty and market volatility continued. For the quarter, the Standard & Poor's 500(R) Index fell 3.15%. In a complete reversal of value's multiple-year dominance, growth stocks were top performers.

1 THE STANDARD & POOR'S 500(R) INDEX IS A MEASURE OF STOCK MARKET TOTAL RETURN
  PERFORMANCE.
2 THE DOW JONES INDUSTRIAL AVERAGE IS A MEASURE OF LARGE-CAP STOCK PERFORMANCE. 3 THE RUSSELL 1000(R) GROWTH INDEX MEASURES OF THE TOTAL RETURN PERFORMANCE OF
  THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.
  THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: WHAT WERE SOME OF THE FACTORS THAT HELPED OR HINDERED FUND PERFORMANCE?

A: As we described earlier, the market environment over the last 12 months has been very difficult for large-cap growth managers. However, our disciplined approach and emphasis on solid financials and credible management teams helped us avoid all of the situations involving corporate malfeasance and accounting fraud.

      Stock selection in the consumer discretionary sector was the greatest contributor to relative returns during the third quarter of 2002. The fund's high quality bias in technology stock selection was the primary detractor from performance during the fourth quarter of 2002. Good stock selection in the consumer discretionary sector combined with good stock selection and an overweight position (relative to the Standard & Poor's 500(R) Index) helped performance during the first quarter of 2003.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We look for a slow, halting, but certain recovery in the economy and the markets. All of the ammunition available will be brought to bear, in the form of monetary stimulus, deficit spending, tax reductions, and even currency depreciation. The stimulus target is the corporate sector, which stubbornly remains in a mode of cost cutting, rather than expansion. Conditions are ripe for a spending upturn.

      We feel particularly optimistic about the outlook for growth stocks. Unless all earnings expectations are worthless, growth stocks look very appealing. After more than a year of corporate scandals, we believe that companies and analysts have become extremely conservative in their forecasts. We expect that the long term earning growth rate of U.S. companies, which is 6 to 7 percent, will be exceeded in 2003. Stock prices should reflect this gain, at a minimum.

                                                                    MAY 30, 2003

PHOENIX-SENECA GROWTH FUND

  TOTAL RETURNS 1                                         PERIODS ENDING 4/30/03

                                                                                         INCEPTION      INCEPTION
                                                                   1 YEAR      5 YEARS   TO 4/30/03        DATE
                                                                  --------     -------   ----------     ---------
        Class X Shares at NAV 2                                   (18.13)%     (2.61)%      8.67%         3/8/96

        Class A Shares at NAV 2                                   (18.40)      (2.89)       8.19          3/8/96
        Class A Shares at POP 3                                   (23.10)      (4.03)       7.30          3/8/96

        Class B Shares at NAV 2                                   (18.93)         --       (4.90)         7/1/98
        Class B Shares with CDSC 4                                (22.17)         --       (5.15)         7/1/98

        Class C Shares at NAV 2                                   (18.98)         --       (4.95)         7/1/98
        Class C Shares with CDSC 4                                (18.98)         --       (4.95)         7/1/98

        S&P 500 Index 7                                           (13.30)      (2.41)     Note 5          Note 5

1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value)  total  returns do not include the effect of any sales charge.
3 "POP" (Public  Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
5 Index  performance is 6.99% for Class X and Class A (since 3/8/96) and (3.19)%
  for Class B and Class C (since 7/1/98).
6 This chart  illustrates NAV returns on Class X shares and POP returns on Class
  A shares. Returns on Class B shares and Class C shares will vary due to differing sales charges.
7 The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  GROWTH OF $10,000                                          PERIODS ENDING 4/30


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         Phoenix-Seneca       Phoenix-Seneca
                          Growth Fund           Growth Fund
                           Class A 6             Class X 6       S&P 500 Index 7
03/08/96                  $ 9,425.00             $10,000.00        $10,000.00
04/30/96                   11,460.80              12,180.00         10,352.06
04/30/97                   13,855.84              14,857.52         12,961.29
04/30/98                   19,160.79              20,674.01         18,310.09
04/30/99                   22,340.52              24,205.32         22,304.67
04/28/00                   28,871.35              31,351.58         24,600.19
04/30/01                   24,131.87              26,266.65         21,398.42
04/30/02                   20,278.69              22,126.87         18,694.95
04/30/03                   16,546.73              18,115.25         16,208.94


This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/8/96 (inception of the Fund) in Class X and Class A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested.The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


SECTOR WEIGHTINGS                                                        4/30/03

As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Information Technology          29%
Health-Care                     27
Consumer Discretionary          13
Financials                      11
Industrials                      8
Consumer Staples                 7
Materials                        3
Energy                           2

PHOENIX-SENECA GROWTH FUND

  TEN LARGEST HOLDINGS AT APRIL 30, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Johnson & Johnson                                                       4.2%
    PRODUCES AND DISTRIBUTES HEALTH CARE PRODUCTS
 2. Amgen, Inc.                                                             4.0%
    DIRECTS RESEARCH AND DEVELOPMENT OF BIOLOGICAL PRODUCTS
 3. Pfizer, Inc.                                                            3.9%
    PRODUCES HEALTH CARE, CONSUMER PRODUCTS, AND SPECIALTY
    CHEMICALS
 4. Microsoft Corp.                                                         3.9%
    MAJOR PRODUCER OF COMPUTER SOFTWARE
 5. International Business Machines Corp.                                   3.3%
    LARGEST MANUFACTURER OF BUSINESS MACHINES


 6. Wyeth                                                                   3.2%
    MANUFACTURER OF DRUGS, PACKAGED MEDICINE, AND MEDICAL PRODUCTS
 7. Wal-Mart Stores, Inc.                                                   3.2%
    MAJOR DISCOUNT STORE OPERATOR
 8. Xilinx, Inc.                                                            3.1%
    SUPPLIER OF SEMICONDUCTORS
 9. American Express Co.                                                    3.0%
    PROVIDES TRAVEL, INSURANCE, INVESTMENT, AND
    BANKING SERVICES
10. Intel Corp.                                                             3.0%
    MANUFACTURES SEMICONDUCTOR MEMORY CIRCUITS

                          INVESTMENTS AT APRIL 30, 2003


                                                     SHARES         VALUE
                                                    -------     ------------
COMMON STOCKS--94.7%

AIR FREIGHT & COURIERS--2.3%
United Parcel Service, Inc. Class B ..............   67,220     $  4,175,706

BANKS--2.5%
Bank of America Corp. ............................   61,250        4,535,562

BIOTECHNOLOGY--4.0%
Amgen, Inc.(b) ...................................  117,410        7,198,407

BROADCASTING & CABLE TV--2.0%
Clear Channel Communications, Inc.(b) ............   92,730        3,626,670

COMPUTER HARDWARE--3.3%
International Business Machines Corp. ............   69,330        5,886,117

COMPUTER STORAGE & PERIPHERALS--2.7%
EMC Corp.(b) .....................................  523,320        4,756,979

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.4%
Deere & Co. ......................................   95,240        4,193,417

DIVERSIFIED CHEMICALS--2.6%
Dow Chemical Co. (The) ...........................  140,910        4,599,302

DIVERSIFIED FINANCIAL SERVICES--5.6%
American Express Co. .............................  142,720        5,403,379
Goldman Sachs Group, Inc. (The) ..................   59,860        4,543,374
                                                                ------------
                                                                   9,946,753
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--3.0%
Emerson Electric Co. .............................  105,170        5,332,119

GENERAL MERCHANDISE STORES--3.2%
Wal-Mart Stores, Inc. ............................  100,600        5,665,792

                                                     SHARES         VALUE
                                                    -------     ------------
HEALTH CARE DISTRIBUTORS & SERVICES--2.6%
AmerisourceBergen Corp. ..........................   80,250     $  4,642,463

HEALTH CARE EQUIPMENT--2.6%
Medtronic, Inc. ..................................   97,350        4,647,489

HOUSEHOLD PRODUCTS--2.7%
Procter & Gamble Co. .............................   53,160        4,776,426

INTERNET RETAIL--2.0%
eBay, Inc.(b) ....................................   38,240        3,547,525

MANAGED HEALTH CARE--2.6%
WellPoint Health Networks, Inc.(b) ...............   62,240        4,726,506

MOVIES & ENTERTAINMENT--2.9%
Walt Disney Co. (The) ............................  280,260        5,229,652

MULTI-LINE INSURANCE--2.5%
American International Group, Inc. ...............   77,540        4,493,443

NETWORKING EQUIPMENT--2.8%
Cisco Systems, Inc.(b) ...........................  331,340        4,983,354

OIL & GAS EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd. ................................   86,670        3,634,073

PACKAGED FOODS & MEATS--1.7%
Campbell Soup Co. ................................  140,100        3,086,403

PHARMACEUTICALS--14.0%
Johnson & Johnson ................................  132,920        7,491,371
Lilly (Eli) & Co. ................................   74,100        4,729,062
Pfizer, Inc. .....................................  229,750        7,064,813
Wyeth ............................................  133,340        5,804,290
                                                                ------------
                                                                  25,089,536
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND

                                                     SHARES         VALUE
                                                    -------     ------------
PUBLISHING & PRINTING--2.5%
Tribune Co. ......................................   91,560     $  4,484,609

SEMICONDUCTOR EQUIPMENT--2.9%
Applied Materials, Inc.(b) .......................  358,620        5,235,852

SEMICONDUCTORS--8.7%
Intel Corp. ......................................  291,840        5,369,856
Texas Instruments, Inc. ..........................  251,650        4,653,008
Xilinx, Inc.(b) ..................................  204,180        5,527,153
                                                                ------------
                                                                  15,550,017
                                                                ------------
SOFT DRINKS--2.9%
PepsiCo, Inc. ....................................  120,970        5,235,582

SYSTEMS SOFTWARE--5.7%
Microsoft Corp. ..................................  275,400        7,041,978
Oracle Corp.(b) ..................................  265,490        3,154,021
                                                                ------------
                                                                  10,195,999
                                                                ------------

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $173,137,690)                                   169,475,753
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.3%

IT CONSULTING & SERVICES--2.3%
Accenture Ltd. Class A (Bermuda)(b) ..............  264,860        4,243,057
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,887,757)                                       4,243,057
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $178,025,447)                                   173,718,810
----------------------------------------------------------------------------

                                          STANDARD
                                          & POOR'S    PAR
                                           RATING    VALUE
                                        (Unaudited)  (000)         VALUE
                                        -----------  ------     ------------
SHORT-TERM OBLIGATIONS--3.1%

COMMERCIAL PAPER--3.1%
Archer Daniels Midland Co. 1.37%, 5/1/03 ..   A-1    $3,500     $  3,500,000
Receivables Capital Corp. 1.28%, 5/2/03 ...   A-1+    2,000        1,999,929
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,499,929)                                       5,499,929
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $183,525,376)                                   179,218,739(a)

Other assets and liabilities, net--(0.1)%                           (246,084)

NET ASSETS--100.0%                                              $178,972,655
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $10,225,855 and gross depreciation of $14,868,800 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $183,861,684.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

ASSETS
Investment securities at value
   (Identified cost $183,525,376)                             $179,218,739
Cash                                                                 4,248
Receivables
   Fund shares sold                                                204,586
   Dividends                                                        66,697
   Receivable from adviser                                              20
Prepaid expenses                                                     1,031
                                                              ------------
     Total assets                                              179,495,321
                                                              ------------
LIABILITIES
Payables
   Fund shares repurchased                                         207,435
   Transfer agent fee                                              110,028
   Investment advisory fee                                          98,296
   Distribution and service fees                                    49,302
   Professional fee                                                 27,229
   Financial agent fee                                              12,072
   Trustees' fee                                                     3,870
Accrued expenses                                                    14,434
                                                              ------------
     Total liabilities                                             522,666
                                                              ------------
NET ASSETS                                                    $178,972,655
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $282,065,637
Accumulated net realized loss                                  (98,786,345)
Net unrealized depreciation                                     (4,306,637)
                                                              ------------
NET ASSETS                                                    $178,972,655
                                                              ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $21,120,652)              2,098,278
Net asset value and offering price per share                        $10.07

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $127,553,181)            13,136,592
Net asset value per share                                           $ 9.71
Offering price per share $9.71/(1-5.75%)                            $10.30

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,600,377)              1,477,326
Net asset value and offering price per share                         $9.21

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,698,445)              1,818,751
Net asset value and offering price per share                         $9.18



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2003


INVESTMENT INCOME
Dividends                                                          $  1,676,311
Interest                                                                133,478
Foreign taxes withheld                                                  (14,461)
                                                                   ------------
     Total investment income                                          1,795,328
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,299,110
Service fees, Class A                                                   344,891
Distribution and service fees, Class B                                  142,885
Distribution and service fees, Class C                                  138,626
Financial agent fee                                                     181,126
Transfer agent                                                          443,458
Registration                                                             43,194
Printing                                                                 39,469
Professional                                                             31,845
Trustees                                                                 26,862
Custodian                                                                18,849
Miscellaneous                                                            18,105
                                                                   ------------
     Total expenses                                                   2,728,420
                                                                   ------------
NET INVESTMENT LOSS                                                    (933,092)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (37,895,229)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (5,061,230)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (42,956,459)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $(43,889,551)
                                                                   ============

                        See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended         Year Ended
                                                                                        4/30/03            4/30/02
                                                                                     ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                      $   (933,092)       $   (699,580)
   Net realized gain (loss)                                                           (37,895,229)        (36,255,335)
   Net change in unrealized appreciation (depreciation)                                (5,061,230)         (7,215,902)
                                                                                     ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (43,889,551)        (44,170,817)
                                                                                     ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class X                                                      --             (97,761)
   Net realized short-term gains, Class A                                                      --            (801,168)
   Net realized short-term gains, Class B                                                      --             (68,863)
   Net realized short-term gains, Class C                                                      --             (51,770)
                                                                                     ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   --          (1,019,562)
                                                                                     ------------        ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (1,802,037 and 106,842 shares, respectively)          17,703,256           1,432,440
   Net asset value of shares issued from reinvestment of distributions
     (0 and 7,265 shares, respectively)                                                        --              95,684
   Cost of shares repurchased (1,475,140 and 312,063 shares, respectively)            (14,325,021)         (4,147,302)
                                                                                     ------------        ------------
Total                                                                                   3,378,235          (2,619,178)
                                                                                     ------------        ------------
CLASS A
   Proceeds from sales of shares (1,400,894 and 2,336,298 shares, respectively)        14,126,411          30,013,149
   Net asset value of shares issued from reinvestment of distributions
     (0 and 51,420 shares, respectively)                                                       --             655,637
   Cost of shares repurchased (3,184,470 and 2,644,075 shares, respectively)          (30,606,792)        (33,658,415)
                                                                                     ------------        ------------
Total                                                                                 (16,480,381)         (2,989,629)
                                                                                     ------------        ------------
CLASS B
   Proceeds from sales of shares (402,008 and 603,522 shares, respectively)             3,864,584           7,418,992
   Net asset value of shares issued from reinvestment of distributions
     (0 and 5,175 shares, respectively)                                                        --              63,181
   Cost of shares repurchased (455,551 and 280,567 shares, respectively)               (4,126,492)         (3,425,049)
                                                                                     ------------        ------------
Total                                                                                    (261,908)          4,057,124
                                                                                     ------------        ------------
CLASS C
   Proceeds from sales of shares (1,462,973 and 608,887 shares, respectively)          13,550,619           7,395,660
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,998 shares, respectively)                                                        --              48,695
   Cost of shares repurchased (858,441 and 325,048 shares, respectively)               (7,786,373)         (3,939,360)
                                                                                     ------------        ------------
Total                                                                                   5,764,246           3,504,995
                                                                                     ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (7,599,808)          1,953,312
                                                                                     ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (51,489,359)        (43,237,067)

NET ASSETS
   Beginning of period                                                                230,462,014         273,699,081
                                                                                     ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY]                                                        $178,972,655        $230,462,014
                                                                                     ============        ============

                        See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS X
                                                          -------------------------------------------------------------------
                                                                                           SEVEN
                                                              YEAR ENDED APRIL 30,         MONTHS    YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------     ENDED    ------------------------
                                                           2003        2002       2001     4/30/00       1999        1998
Net asset value, beginning of period                      $12.30      $14.66     $22.31     $19.92      $16.46      $16.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                         (0.02)       0.00      (0.01)     (0.01)      (0.04)         --
   Net realized and unrealized gain (loss)                 (2.21)      (2.31)     (3.36)      4.94        5.11        1.28
                                                          ------      ------     ------     ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                      (2.23)      (2.31)     (3.37)      4.93        5.07        1.28
                                                          ------      ------     ------     ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       --          --         --         --          --       (0.02)
   Distributions from net realized gains                      --       (0.05)     (4.28)     (2.54)      (1.61)      (1.23)
                                                          ------      ------     ------     ------      ------      ------
     TOTAL DISTRIBUTIONS                                      --       (0.05)     (4.28)     (2.54)      (1.61)      (1.25)
                                                          ------      ------     ------     ------      ------      ------
Change in net asset value                                  (2.23)      (2.36)     (7.65)      2.39        3.46        0.03
                                                          ------      ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD                            $10.07      $12.30     $14.66     $22.31      $19.92      $16.46
                                                          ======      ======     ======     ======      ======      ======
Total return                                              (18.13)%    (15.76)%   (16.22)%    25.04 %(4)  32.19 %      8.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $21,121     $21,786    $28,864    $40,174     $35,695     $30,713
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                       1.13 %      1.04 %(5)  0.97 %(5)  1.06 %(3)   1.16 %      1.14%
   Net investment income (loss)                            (0.20)%      0.03 %    (0.03)%    (0.05)%(3)  (0.20)%      0.02%
Portfolio turnover                                           101 %       131 %      134 %       68 %(4)    169 %       166%

                                                                                    CLASS A
                                                          -------------------------------------------------------------------
                                                                                           SEVEN
                                                              YEAR ENDED APRIL 30,         MONTHS    YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------     ENDED    ------------------------
                                                           2003        2002       2001     4/30/00       1999        1998
Net asset value, beginning of period                      $11.90      $14.22     $21.83     $19.57      $16.23      $16.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                         (0.04)      (0.03)     (0.05)     (0.04)      (0.09)      (0.06)
   Net realized and unrealized gain (loss)                 (2.15)      (2.24)     (3.28)      4.84        5.04        1.24
                                                          ------      ------     ------     ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                      (2.19)      (2.27)     (3.33)      4.80        4.95        1.18
                                                          ------      ------     ------     ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                      --       (0.05)     (4.28)     (2.54)      (1.61)      (1.23)
                                                          ------      ------     ------     ------      ------      ------
     TOTAL DISTRIBUTIONS                                      --       (0.05)     (4.28)     (2.54)      (1.61)      (1.23)
                                                          ------      ------     ------     ------      ------      ------
Change in net asset value                                  (2.19)      (2.32)     (7.61)      2.26        3.34       (0.05)
                                                          ------      ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD                            $ 9.71      $11.90     $14.22     $21.83      $19.57      $16.23
                                                          ======      ======     ======     ======      ======      ======
Total return(2)                                           (18.40)%    (15.97)%   (16.42)%    24.81 %(4)  31.89 %      7.93 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $127,553    $177,518   $215,736    $46,727     $31,001     $17,364

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                       1.38 %      1.29 %(5)  1.22 %(5)  1.31 %(3)   1.44 %      1.55 %
   Net investment income (loss)                            (0.41)%     (0.22)%    (0.29)%    (0.29)%(3)  (0.49)%     (0.36)%
Portfolio turnover                                           101 %       131 %      134 %       68 %(4)    169 %       166 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                                         ----------------------------------------------------------------------
                                                                                            SEVEN
                                                              YEAR ENDED APRIL 30,          MONTHS     YEAR ENDED SEPTEMBER 30,
                                                         ------------------------------      ENDED     ------------------------
                                                          2003        2002       2001      4/30/00         1999        1998
Net asset value, beginning of period                     $11.36       $13.68     $21.34     $19.28        $16.19      $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           (0.11)(1)    (0.12)(1)  (0.17)(1)  (0.17)(1)     (0.31)(1)   (0.04)
   Net realized and unrealized gain (loss)                (2.04)       (2.15)     (3.21)      4.77          5.01       (2.48)
                                                         ------       ------     ------     ------        ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     (2.15)       (2.27)     (3.38)      4.60          4.70       (2.52)
                                                         ------       ------     ------     ------        ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --        (0.05)     (4.28)     (2.54)        (1.61)         --
                                                         ------       ------     ------     ------        ------      ------
     TOTAL DISTRIBUTIONS                                     --        (0.05)     (4.28)     (2.54)        (1.61)         --
                                                         ------       ------     ------     ------        ------      ------
Change in net asset value                                 (2.15)       (2.32)     (7.66)      2.06          3.09       (2.52)
                                                         ------       ------     ------     ------        ------      ------
NET ASSET VALUE, END OF PERIOD                           $ 9.21       $11.36     $13.68     $21.34        $19.28      $16.19
                                                         ======       ======     ======     ======        ======      ======
Total return(2)                                          (18.93)%     (16.60)%   (17.11)%    24.10 %(4)    30.31 %    (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $13,600      $17,397    $16,458    $10,431        $4,395        $519

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.13 %       2.04 %(7)  1.97 %(7)  2.42 %(3)     2.60 %(5)   2.60 %(3)(5)
   Net investment income (loss)                           (1.16)%      (0.98)%    (1.03)%    (1.39)%(3)    (1.66)%     (1.12)%(3)
Portfolio turnover                                          101 %        131 %      134 %       68 %(4)      169 %       166 %(4)

                                                                                    CLASS C
                                                         ----------------------------------------------------------------------
                                                                                            SEVEN
                                                              YEAR ENDED APRIL 30,          MONTHS     YEAR ENDED SEPTEMBER 30,
                                                         ------------------------------      ENDED     ------------------------
                                                          2003        2002       2001      4/30/00         1999        1998
Net asset value, beginning of period                     $11.33       $13.65     $21.29     $19.25        $16.18      $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           (0.11)(1)    (0.12)(1)  (0.17)(1)  (0.19)(1)     (0.32)(1)   (0.06)
   Net realized and unrealized gain (loss)                (2.04)       (2.15)     (3.19)      4.77          5.00       (2.47)
                                                         ------       ------     ------     ------        ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     (2.15)       (2.27)     (3.36)      4.58          4.68       (2.53)
                                                         ------       ------     ------     ------        ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --        (0.05)     (4.28)     (2.54)        (1.61)         --
                                                         ------       ------     ------     ------        ------      ------
     TOTAL DISTRIBUTIONS                                     --        (0.05)     (4.28)     (2.54)        (1.61)         --
                                                         ------       ------     ------     ------        ------      ------
Change in net asset value                                 (2.15)       (2.32)     (7.64)      2.04          3.07       (2.53)
                                                         ------       ------     ------     ------        ------      ------
NET ASSET VALUE, END OF PERIOD                           $ 9.18       $11.33     $13.65     $21.29        $19.25      $16.18
                                                         ======       ======     ======     ======        ======      ======
Total return(2)                                          (18.98)%     (16.64)%   (17.08)%    24.09 %(4)    30.20 %    (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $16,698      $13,761    $12,641     $9,939        $1,833        $126

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.14 %       2.04 %(7)  1.97 %(7)  2.51 %(3)     2.60 %(6)   2.60 %(3)(6)
   Net investment income (loss)                           (1.19)%      (0.98)%    (1.02)%    (1.48)%(3)    (1.66)%     (1.39)%(3)
Portfolio turnover                                          101 %        131 %      134 %       68 %(4)      169 %       166 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL P. SENECA, PH.D., RICHARD D. LITTLE, CFA, AND RONALD K. JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: Phoenix-Seneca Strategic Theme Fund seeks long-term capital growth.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED APRIL 30, 2003?

A: In 2002, stocks recorded their third consecutive down year, their worst string of declines since the late 1930's. Over the fund's fiscal year ended April 30, 2003, growth stocks continued to bear the brunt of the market's decline, resulting in their long time valuation premium over value stocks shrinking to historically low levels. For the 12 months ended on April 30, 2003, the Russell 1000(R) Growth Index 1 posted a return of -14.35% and the Standard & Poor's 500(R) Index 2 posted a return of -13.30%. Phoenix-Seneca Strategic Theme Fund trailed the indices for its fiscal year, with Class A shares at -20.86%, Class B shares at -21.51%, and Class C shares at -21.49%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED THE MARKET OVER THE LAST 12 MONTHS?

A: The market was hurt by a variety of factors. Over the last 12 months, government investigations into cases of corporate fraud and accounting mismanagement kept a variety of companies and CEOs in the media spotlight. Also, there were numerous reports of terrorist attacks in the Middle East and other trouble spots, as well as growing international tensions involving Pakistan, India, and North Korea. During the second half of this time period, the war with Iraq took center stage. As concerns and uncertainties over these issues mounted, investors moved away from equity markets.

      Global events fueled investor anxiety that landed the market in negative territory in the third quarter of 2002. All major market indices ended in the red, with the Standard & Poor's 500(R) Index and the Dow Jones Industrial Average 3 posting their largest declines since the market crash of 1987. In a trend reversal, growth stocks beat value stocks during the quarter, but still lagged significantly on a year-to-date basis.

      Equities rallied sharply in October and November, leading to positive returns for the fourth quarter of 2002. Much like the fourth quarter of 2001, speculative stocks led the market recovery, especially in growth indices. The best performers in the Russell 1000(R) Growth Index were stocks of companies with no earnings and high relative valuations - a tough climate for the fundamentally driven disciplines.

      The market gyrated in the first quarter of 2003, mostly with the news regarding the war with Iraq. Even as coalition forces showed evidence of prevailing in Iraq, investor uncertainty and market volatility continued. For the quarter, the Standard &


1 THE RUSSELL 1000(R) GROWTH INDEX MEASURES OF THE TOTAL RETURN PERFORMANCE OF
  THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.
2 THE STANDARD & POOR'S 500(R) INDEX IS A MEASURE OF BROAD STOCK MARKET TOTAL
  RETURN PERFORMANCE.
3 THE DOW JONES INDUSTRIAL AVERAGE IS A MEASURE OF LARGE-CAP STOCK PERFORMANCE.
  THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Poor's 500(R) Index fell 3.15%. In a complete reversal of value's multiple-year dominance, growth stocks were top performers.

Q: WHAT WERE SOME OF THE FACTORS THAT HELPED OR HINDERED FUND PERFORMANCE?

A: As we described earlier, the market environment over the last 12 months has been very difficult for large-cap growth managers. However, our disciplined approach and emphasis on solid financials and credible management teams helped us avoid all of the situations involving corporate malfeasance and accounting fraud.

      A big contributor to performance was the portfolio's healthcare holdings, as this sector benefited from rotation into less economically sensitive stocks. Despite being underweight relative to the Russell 1000(R) Growth Index, we handily outperformed in this sector due to good stock selection. Stock selection in information technology also added to performance. Two detractors to performance were industrials and energy holdings.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We look for a slow, halting, but certain recovery in the economy and the markets. All of the ammunition available will be brought to bear, in the form of monetary stimulus, deficit spending, tax reductions, and even currency depreciation. The stimulus target is the corporate sector, which stubbornly remains in a mode of cost cutting, rather than expansion. Conditions are ripe for a spending upturn.

      We feel particularly optimistic about the outlook for growth stocks. Unless all earnings expectations are worthless, growth stocks look very appealing. After more than a year of corporate scandals, we believe that companies and analysts have become extremely conservative in their forecasts. We expect that the long term earnings growth rate of U.S. companies, which is 6 to 7 percent, will be exceeded in 2003. Stock prices should reflect this gain, at a minimum.

                                                                    MAY 30, 2003

PHOENIX-SENECA STRATEGIC THEME FUND

  TOTAL RETURNS 1                                         PERIODS ENDING 4/30/03

                                                                                            INCEPTION         INCEPTION
                                                                   1 YEAR       5 YEARS     TO 4/30/03          DATE
                                                                  -------       -------     ----------        ---------
        Class A Shares at NAV 2                                   (20.86)%       (2.42)%      5.10%            10/16/95
        Class A Shares at POP 3                                   (25.41)        (3.57)       4.27             10/16/95

        Class B Shares at NAV 2                                   (21.51)        (3.15)       4.31             10/16/95
        Class B Shares with CDSC 4                                (24.65)        (3.15)       4.31             10/16/95

        Class C Shares at NAV 2                                   (21.49)        (3.13)      (1.50)            11/3/97
        Class C Shares with CDSC 4                                (21.49)        (3.13)      (1.50)            11/3/97

        Russell 1000 Growth Index 8                               (14.35)        (5.63)     Note 5              Note 5

        S&P 500 Index 9                                           (13.30)        (2.41)     Note 6              Note 6

1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value)  total  returns do not include the effect of any sales charge.
3 "POP" (Public  Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
5 Index  performance  is 5.32%  for  Class A and  Class B (since  10/16/95)  and
  (1.96)% for Class C (since 11/3/97).
6 Index  performance is 7.93% for Class A and Class B (since 10/16/95) and 1.01%
  for Class C (since 11/3/97).
7 This  chart  illustrates  POP  returns  on Class A and  Class B  shares  since inception. Returns on Class C shares will vary due to differing sales charges. 8 The Russell 1000 Growth Index measures of the total return performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index's performance does not reflect sales charges.
9 The S&P 500 Index is a measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  GROWTH OF $10,000                                          PERIODS ENDING 4/30


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Phoenix-Seneca               Phoenix-Seneca
          Strategic Theme Fund         Strategic Theme Fund     Russell 1000
               Class A 7                    Class B 7           Growth Index 8              S&P 500 Index 9
10/16/95       $ 9,425.00                  $10,000.00             $10,000.00                  $10,000.00
04/30/96        11,676.50                   12,340.59              11,386.92                   11,356.32
04/30/97        11,376.27                   11,932.60              13,899.36                   14,218.66
04/30/98        15,496.99                   16,130.69              19,749.45                   20,086.36
04/30/99        22,457.11                   23,224.73              24,988.26                   24,468.45
04/28/00        34,417.21                   35,308.20              31,879.37                   26,986.67
04/30/01        24,799.83                   25,252.07              21,597.88                   23,474.29
04/30/02        17,327.04                   17,515.02              17,256.12                   20,508.55
04/30/03        13,712.46                   13,747.02              14,779.21                   17,781.38

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/16/95 (inception of the Fund) in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        4/30/03

As a percentage of equity holdings


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Information Technology           42%
Health-Care                      21
Financials                       11
Consumer Discretionary            9
Industrials                       7
Consumer Staples                  4
Energy                            3
Materials                         3

PHOENIX-SENECA STRATEGIC THEME FUND

  TEN LARGEST HOLDINGS AT APRIL 30, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Amgen, Inc.                                                             4.8%
    DIRECTS RESEARCH AND DEVELOPMENT OF BIOLOGICAL PRODUCTS
 2. Medtronic, Inc.                                                         4.8%
    PRODUCES CARDIAC PACEMAKERS AND MEDICAL SERVICES EQUIPMENT
 3. Microsoft Corp.                                                         4.5%
    MAJOR PRODUCER OF COMPUTER SOFTWARE
 4. Intel Corp.                                                             4.4%
    MANUFACTURES SEMICONDUCTOR MEMORY CIRCUITS
 5. WellPoint Health Networks, Inc.                                         4.2%
    CALIFORNIA-BASED HEALTH CARE SERVICES PROVIDER


 6. Cisco Systems, Inc.                                                     4.1%
    MANUFACTURES COMPUTER NETWORK PRODUCTS
 7. Goldman Sachs Group, Inc. (The)                                         4.1%
    PROVIDES INVESTMENT BANKING AND ASSET MANAGEMENT SERVICES
 8. Xilinx, Inc.                                                            4.0%
    SUPPLIER OF SEMICONDUCTORS
 9. Gilead Sciences, Inc.                                                   4.0%
    DIRECTS RESEARCH AND DEVELOPMENT OF NUCLEOTIDE PHARMACEUTICALS
10. EMC Corp.                                                               4.0%
    MANUFACTURES COMPUTER STORAGE PRODUCTS

                          INVESTMENTS AT APRIL 30, 2003

                                                     SHARES         VALUE
                                                    -------     ------------
COMMON STOCKS--95.4%

AIR FREIGHT & COURIERS--3.6%
United Parcel Service, Inc. Class B ..............  111,600     $  6,932,592

BANKS--3.7%
Bank of America Corp. ............................   96,120        7,117,686

BIOTECHNOLOGY--8.8%
Amgen, Inc.(b) ...................................  150,260        9,212,441
Gilead Sciences, Inc.(b) .........................  164,000        7,566,960
                                                                ------------
                                                                  16,779,401
                                                                ------------
BROADCASTING & CABLE TV--3.0%
Clear Channel Communications, Inc.(b) ............  143,700        5,620,107

COMPUTER HARDWARE--3.8%
International Business Machines Corp. ............   85,800        7,284,420

COMPUTER STORAGE & PERIPHERALS--4.0%
EMC Corp.(b) .....................................  830,670        7,550,790

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.0%
Deere & Co. ......................................  130,660        5,752,960

DIVERSIFIED CHEMICALS--2.7%
Dow Chemical Co. (The) ...........................  154,800        5,052,672

DIVERSIFIED FINANCIAL SERVICES--7.7%
American Express Co. .............................  183,060        6,930,652
Goldman Sachs Group, Inc. (The) ..................  102,590        7,786,581
                                                                ------------
                                                                  14,717,233
                                                                ------------

                                                     SHARES         VALUE
                                                    -------     ------------
HEALTH CARE EQUIPMENT--4.8%
Medtronic, Inc. ..................................  190,100     $  9,075,374

HOUSEHOLD PRODUCTS--3.9%
Procter & Gamble Co. .............................   82,500        7,412,625

INTERNET RETAIL--2.5%
eBay, Inc.(b) ....................................   52,100        4,833,317

INTERNET SOFTWARE & SERVICES--2.9%
Yahoo! Inc.(b) ...................................  223,900        5,548,242

MANAGED HEALTH CARE--4.2%
WellPoint Health Networks, Inc.(b) ...............  104,700        7,950,918

NETWORKING EQUIPMENT--4.1%
Cisco Systems, Inc.(b) ...........................  520,810        7,832,982

OIL & GAS EQUIPMENT & SERVICES--3.0%
Schlumberger Ltd. ................................  135,700        5,689,901

PHARMACEUTICALS--3.3%
Lilly (Eli) & Co. ................................   98,500        6,286,270

PUBLISHING & PRINTING--3.1%
Tribune Co. ......................................  118,600        5,809,028

SEMICONDUCTOR EQUIPMENT--3.8%
Applied Materials, Inc.(b) .......................  488,330        7,129,618

SEMICONDUCTORS--12.0%
Intel Corp. ......................................  454,840        8,369,056
Texas Instruments, Inc. ..........................  363,980        6,729,990
Xilinx, Inc.(b) ..................................  282,980        7,660,269
                                                                ------------
                                                                  22,759,315
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                                                     SHARES         VALUE
                                                    -------     ------------
SYSTEMS SOFTWARE--7.5%
Microsoft Corp. ..................................  331,900     $  8,486,683
Oracle Corp.(b) ..................................  479,480        5,696,222
                                                                ------------
                                                                  14,182,905
                                                                ------------

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $183,414,651)                                   181,318,356
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.0%

IT CONSULTING & SERVICES--3.0%
Accenture Ltd. Class A (Bermuda)(b) ..............  357,950        5,734,359
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,151,568)                                       5,734,359
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $189,566,219)                                   187,052,715
----------------------------------------------------------------------------


                                          STANDARD
                                          & POOR'S    PAR
                                           RATING    VALUE
                                         (Unaudited) (000)          VALUE
                                         ----------- -----      ------------

SHORT-TERM OBLIGATIONS--1.9%

COMMERCIAL PAPER--1.9%
Corporate Asset Funding Co. 1.36%,
5/1/03 ...............................        A-1+   $3,545     $  3,545,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,545,000)                                       3,545,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $193,111,219)                                   190,597,715(a)

Other assets and liabilities, net--(0.3)%                           (566,870)
                                                                ------------
NET ASSETS--100.0%                                              $190,030,845
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $15,473,964 and gross depreciation of $17,987,468 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $193,111,219.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

ASSETS
Investment securities at value
   (Identified cost $193,111,219)                             $190,597,715
Cash                                                                     5
Receivables
   Fund shares sold                                                139,165
   Dividends                                                        97,260
Prepaid expenses                                                     1,252
                                                              ------------
     Total assets                                              190,835,397
                                                              ------------
LIABILITIES
Payables
   Fund shares repurchased                                         311,956
   Transfer agent fee                                              239,223
   Investment advisory fee                                         113,629
   Distribution and service fees                                    58,394
   Financial agent fee                                              12,890
   Trustees' fee                                                     3,870
   Payable to adviser                                                  148
Accrued expenses                                                    64,442
                                                              ------------
     Total liabilities                                             804,552
                                                              ------------
NET ASSETS                                                    $190,030,845
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $473,041,331
Accumulated net realized loss                                 (280,496,982)
Net unrealized depreciation                                     (2,513,504)
                                                              ------------
NET ASSETS                                                    $190,030,845
                                                              ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $156,016,694)            21,758,493
Net asset value per share                                            $7.17
Offering price per share $7.17/(1-5.75%)                             $7.61

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $30,754,517)              4,630,256
Net asset value per share and offering per share                     $6.64

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,259,634)                 490,352
Net asset value and offering price per share                         $6.65



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2003


INVESTMENT INCOME
Dividends                                                    $  1,317,673
Interest                                                           86,299
Foreign taxes withheld                                            (24,091)
                                                             ------------
     Total investment income                                    1,379,881
                                                             ------------
EXPENSES
Investment advisory fee                                         1,611,590
Service fees, Class A                                             432,776
Distribution and service fees, Class B                            381,525
Distribution and service fees, Class C                             36,159
Financial agent fee                                               197,832
Transfer agent                                                    880,740
Printing                                                           61,399
Registration                                                       36,941
Professional                                                       30,149
Trustees                                                           26,862
Custodian                                                          22,071
Miscellaneous                                                      21,977
                                                             ------------
     Total expenses                                             3,740,021
                                                             ------------
NET INVESTMENT LOSS                                            (2,360,140)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                               (69,840,522)
Net change in unrealized appreciation (depreciation) on
   investments                                                  5,719,955
                                                             ------------
NET LOSS ON INVESTMENTS                                       (64,120,567)
                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $(66,480,707)
                                                             ============

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended                       Year Ended
                                                                                        4/30/03                          4/30/02
                                                                                     -------------                    -------------
FROM OPERATIONS
   Net investment income (loss)                                                      $  (2,360,140)                   $  (4,067,228)
   Net realized gain (loss)                                                            (69,840,522)                    (130,345,616)
   Net change in unrealized appreciation (depreciation)                                  5,719,955                      (20,265,267)
                                                                                     -------------                    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         (66,480,707)                    (154,678,111)
                                                                                     -------------                    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                       --                       (1,174,449)
   Net realized short-term gains, Class B                                                       --                         (310,332)
   Net realized short-term gains, Class C                                                       --                          (27,684)
                                                                                     -------------                    -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    --                       (1,512,465)
                                                                                     -------------                    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,202,409 and 1,763,040 shares, respectively)          8,373,162                       18,328,056
   Net asset value of shares issued from reinvestment of distributions
     (0 and 113,353 shares, respectively)                                                       --                        1,123,228
   Cost of shares repurchased (7,038,581 and 6,243,291 shares, respectively)           (50,064,099)                     (63,311,091)
                                                                                     -------------                    -------------
Total                                                                                  (41,690,937)                     (43,859,807)
                                                                                     -------------                    -------------
CLASS B
   Proceeds from sales of shares (314,731 and 725,071 shares, respectively)              2,057,339                        7,653,635
   Net asset value of shares issued from reinvestment of distributions
     (0 and 31,788 shares, respectively)                                                        --                          294,676
   Cost of shares repurchased (2,741,086 and 2,484,271 shares, respectively)           (18,093,979)                     (24,306,491)
                                                                                     -------------                    -------------
Total                                                                                  (16,036,640)                     (16,358,180)
                                                                                     -------------                    -------------
CLASS C
   Proceeds from sales of shares (67,302 and 176,084 shares, respectively)                 446,332                        1,740,052
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,814 shares, respectively)                                                         --                           26,117
   Cost of shares repurchased (226,497 and 152,292 shares, respectively)                (1,526,662)                      (1,420,277)
                                                                                     -------------                    -------------
Total                                                                                   (1,080,330)                         345,892
                                                                                     -------------                    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (58,807,907)                     (59,872,095)
                                                                                     -------------                    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (125,288,614)

NET ASSETS
   Beginning of period                                                                 315,319,459                      531,382,130
                                                                                     -------------                    -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY]                                                        $ 190,030,845                    $ 315,319,459
                                                                                     =============                    =============

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS A
                                                                    -------------------------------------------------------
                                                                                      YEAR ENDED APRIL 30,
                                                                    -------------------------------------------------------
                                                                     2003       2002         2001        2000         1999
Net asset value, beginning of period                                $ 9.06     $13.02       $22.62      $18.22       $13.70
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                   (0.07)     (0.09)       (0.15)      (0.16)       (0.11)
   Net realized and unrealized gain (loss)                           (1.82)     (3.83)       (6.10)       8.69         6.03
                                                                    ------     ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                (1.89)     (3.92)       (6.25)       8.53         5.92
                                                                    ------     ------       ------      ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                --      (0.04)       (3.35)      (4.13)       (1.40)
                                                                    ------     ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                                --      (0.04)       (3.35)      (4.13)       (1.40)
                                                                    ------     ------       ------      ------       ------
Change in net asset value                                            (1.89)     (3.96)       (9.60)       4.40         4.52
                                                                    ------     ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                      $ 7.17     $ 9.06       $13.02      $22.62       $18.22
                                                                    ======     ======       ======      ======       ======
Total return(1)                                                     (20.86)%   (30.13)%     (27.94)%     53.26 %      44.91 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $156,017   $250,131     $416,159    $620,919     $107,871

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 1.60 %     1.39 %(3)    1.30 %(3)   1.29 %(3)    1.38 %(3)
   Net investment income (loss)                                      (0.95)%    (0.87)%      (0.81)%     (0.77)%      (0.72)%
Portfolio turnover                                                     119 %      147 %        129 %       157 %        205 %


                                                                                           CLASS B
                                                                    -------------------------------------------------------
                                                                                      YEAR ENDED APRIL 30,
                                                                    -------------------------------------------------------
                                                                     2003       2002         2001        2000         1999
Net asset value, beginning of period                                $ 8.46     $12.25       $21.70      $17.75       $13.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                   (0.11)     (0.16)       (0.27)      (0.28)       (0.22)
   Net realized and unrealized gain (loss)                           (1.71)     (3.59)       (5.83)       8.36         5.91
                                                                    ------     ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                (1.82)     (3.75)       (6.10)       8.08         5.69
                                                                    ------     ------       ------      ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                --      (0.04)       (3.35)      (4.13)       (1.40)
                                                                    ------     ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                                --      (0.04)       (3.35)      (4.13)       (1.40)
                                                                    ------     ------       ------      ------       ------
Change in net asset value                                            (1.82)     (3.79)       (9.45)       3.95         4.29
                                                                    ------     ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                      $ 6.64     $ 8.46       $12.25      $21.70       $17.75
                                                                    ======     ======       ======      ======       ======
Total return(1)                                                     (21.51)%   (30.64)%     (28.48)%     52.03 %      43.98 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $30,755    $59,690     $107,589    $157,169      $84,698

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 2.34 %     2.14 %(3)    2.05 %(3)   2.04 %(3)    2.13 %(3)
   Net investment income (loss)                                      (1.71)%    (1.62)%      (1.56)%     (1.47)%      (1.48)%
Portfolio turnover                                                     119 %      147 %        129 %       157 %        205 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS C
                                                                    -------------------------------------------------------
                                                                                      YEAR ENDED APRIL 30,
                                                                    -------------------------------------------------------
                                                                     2003       2002         2001        2000         1999
Net asset value, beginning of period                                $ 8.47     $12.26       $21.71      $17.75       $13.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                   (0.11)     (0.16)       (0.25)      (0.29)       (0.22)
   Net realized and unrealized gain (loss)                           (1.71)     (3.59)       (5.85)       8.38         5.90
                                                                    ------     ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                (1.82)     (3.75)       (6.10)       8.09         5.68
                                                                    ------     ------       ------      ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                --      (0.04)       (3.35)      (4.13)       (1.40)
                                                                    ------     ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                                --      (0.04)       (3.35)      (4.13)       (1.40)
                                                                    ------     ------       ------      ------       ------
Change in net asset value                                            (1.82)     (3.79)       (9.45)       3.96         4.28
                                                                    ------     ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                      $ 6.65     $ 8.47       $12.26      $21.71       $17.75
                                                                    ======     ======       ======      ======       ======
Total return(1)                                                     (21.49)%   (30.61)%     (28.46)%     52.09 %      43.87 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $3,260     $5,499       $7,634      $5,156         $682

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 2.34 %     2.14 %(3)    2.05 %(3)   2.04 %(3)    2.13 %(3)
   Net investment income (loss)                                      (1.71)%    (1.61)%      (1.53)%     (1.53)%      (1.47)%
Portfolio turnover                                                     119 %      147 %        129 %       157 %        205 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003


1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Growth Fund is a diversified Fund and seeks to achieve long-term growth of capital. The Strategic Theme Fund is a diversified Fund and seeks long-term growth of capital.
   Each Fund offers Class A, Class B and Class C shares. The Growth Fund also offers Class X shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class X shares have no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear different distribution and/or service expenses and have exclusive voting rights with respect to their distribution and/or service plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that Class A, Class B and Class C shares bear distribution and/or service expenses unique to that class. Class X bears no distribution and/or service expenses.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:
   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. OPTIONS:
   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. As of April 30, 2003, there were no options outstanding.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                      1st $1      $1-2         $2+
                                      Billion    Billion     Billion
                                      -------    -------     -------
Growth Fund .......................     0.70%      0.65%      0.60%
Strategic Theme Fund ..............     0.75%      0.70%      0.65%

   Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Growth Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Growth Fund and 0.375% to 0.10% of the average daily net assets of the Strategic Theme Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.
   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the year ended April 30, 2003 as follows:

                            Class A        Class B          Class C
                          Net Selling      Deferred         Deferred
                          Commissions    Sales Charges    Sales Charges
                          -----------    -------------    -------------
Growth Fund ............    $11,752          $41,979         $6,074
Strategic Theme Fund ...     16,806           64,572            893

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX for Class A net selling commissions.

Growth Fund ......................    $ 7,890
Strategic Theme Fund .............     26,730

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.
   The Distributor has advised the Trust that the total amount expensed for the year ended April 30, 2003 is as follows:

                                               Distribution    Distribution
                            Distribution          and/or          and/or
                              and/or           Service Fees    Service Fees
                            Service Fees         Paid to         Paid to
                             Retained by       Unaffiliated    W.S. Griffith
                             Distributor       Participants   Securities, Inc.
                            ------------       ------------   ----------------
Growth Fund ..............     $294,439          $324,400          $ 7,563
Strategic Theme Fund .....      350,641           428,492           71,327

   For the year ended April 30, 2003, the following Funds paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of each Fund as follows:

                                         Commissions Paid
                                      to PXP Securities Corp.
                                      -----------------------
Growth Fund .........................        $ 52,016
Strategic Theme Fund ................         137,176

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the year ended April 30, 2003 financial agent fees were $378,958 as reported in the Statement of Operations of which PEPCO received $37,958 per Fund. Effective January 1, 2003 the fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix Funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 2003, transfer agent fees were $1,324,198 as reported in the Statement of Operations, of which PEPCO retained the following:

                                          Transfer Agent
                                           Fee Retained
                                          --------------
Growth Fund ............................     $151,617
Strategic Theme Fund ...................      349,336

   At April 30, 2003, PNX and its affiliates held shares of the Trust as follows:
                                                   Aggregate
                                                   Net Asset
                                         Shares      Value
                                        -------    ---------
Growth Fund--Class X .................      59     $    594
Growth Fund--Class A .................     167        1,622
Growth Fund--Class B .................  17,689      162,916
Growth Fund--Class C .................   8,706       79,921

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)


3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities (excluding short-term securities and options) for the year ended April 30, 2003, aggregated the following:

                                     Purchases          Sales
                                   ------------      ------------
Growth Fund ....................   $183,903,670      $180,579,734
Strategic Theme Fund ...........    251,086,493       300,306,968

   There were no purchases or sales of long-term U.S. Government securities.

4. ASSET CONCENTRATIONS
   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION
   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                          Expiration Year
                                        2010               2011
                                   -------------       -----------
Growth Fund ....................    $ 50,273,807       $39,492,502
Strategic Theme Fund ...........     200,938,063        71,299,405

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.
   Under the current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 2003, the funds deferred post-October capital losses and recognized prior year post-October losses as follows:

                                       Deferred          Recognized
                                      ----------         ----------
Growth Fund .......................   $8,683,728         $9,929,616
Strategic Theme Fund ..............    8,259,514          9,525,853

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0 for each Fund. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

6. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended April 30, 2003, the Funds recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Trust. The following funds recorded reclassifications to increase (decrease) the accounts listed below:

                                  Capital Paid in
                                    on Shares of      Undistributed
                                     Beneficial       Net Investment
                                      Interest        Income (Loss)
                                  ----------------    --------------
Growth Fund .....................    $  (933,092)       $  933,092
Strategic Theme Fund ............     (2,360,140)        2,360,140


This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[GRAPHIC OMITTED]

PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix Strategic Equity Series Fund



   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund (constituting the Phoenix Strategic Equity Series Fund, hereafter referred to as the "Trust") at April 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
June 11, 2003

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)           Served since            25              Currently retired.
                               1993.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)        Served since            35              Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC    1988.                                   2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                      (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                   Housing Partnership Development Corp. (Chairman)
                                                                       (1981-present), Greater New York Councils, Boy Scouts of
                                                                       America (1985-present), Academy of Political Science (Vice
                                                                       Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                       (1989-present), The Harlem Youth Development Foundation
                                                                       (1998-present). Chairman, Metropolitan Transportation
                                                                       Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                       Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                       Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                       Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                       (1975-2002), Union Pacific Corp. (1978-2002), BlackRock
                                                                       Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                       (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)     Served since            35              Currently retired.
  The Flat, Elmore Court       1988.
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)     Served since            28              Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902     1995.                                   (1984-present). Director (1989-1997), Chairman of the Board
  Naples, FL 34108                                                     (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)        Served since            25              Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.    1993.                                   since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                         Officer (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                                Director/Trustee, Evergreen Funds (6 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)   Served since            35              Managing Director, U.S. Trust Company of New York (private
  United States Trust          2001.                                   bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)       Served since            35              Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company      1995.                                   management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)     Served since            25              Managing Director, Northway Management Company
  Northway Management Company  1988.                                   (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                     (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)  Served since            25              Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street              1995.                                   Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                                 President, The Trust for America's Health (non-profit)
                                                                       (2001-present). Director, Duty Free International, Inc.
                                                                       (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, (AGE), ADDRESS        LENGTH OF        OVERSEEN BY                          DURING PAST 5 YEARS AND
  AND POSITION(S) WITH TRUST     TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   *Marilyn E. LaMarche (68)   Served since            28              Limited Managing Director, Lazard Freres & Co. LLC
    Lazard Freres & Co. LLC    2002.                                   (1983-present). Director, The Phoenix Companies, Inc.
    30 Rockefeller Plaza,                                              (2001-present) and Phoenix Life Insurance Company
    59th Floor                                                         (1989-present).
    New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin (56)  Served since            45              Consultant, The Phoenix Companies, Inc. (2002-present).
                               1993.                                   Director, PXRE Corporation (Delaware) (1985-present), World
    Chairman and President                                             Trust Fund (1991-present). Chairman (1997-2002), Director
                                                                       (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                       Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                       Director, Executive Vice President and Chief Investment
                                                                       Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                       (1994-2002) and Executive Vice President, Investments
                                                                       (1988-2002), Phoenix Life Insurance Company. Director
                                                                       (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                       Counsel, Inc. Director (1984-2002) and President (1990-2000),
                                                                       Phoenix Equity Planning Corporation. Chairman and Chief
                                                                       Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                       Director and President, Phoenix Investment Management Company
                                                                       (2001-2002). Director and Executive Vice President, Phoenix
                                                                       Life and Annuity Company (1996-2002). Director and Executive
                                                                       Vice President, PHL Variable Insurance Company (1995-2002).
                                                                       Director, Phoenix National Trust Company (1996-2002).
                                                                       Director and Vice President, PM Holdings, Inc. (1985-2002).
                                                                       Director, PHL Associates, Inc. (1995-2002). Director
                                                                       (1992-2002) and President (1992-1994), WS Griffith
                                                                       Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates (56)        Served since            30              Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
    Hudson Castle Group, Inc.  1993.                                   Markets Inc.) (financial services) (1997-present). Managing
    c/o Northeast Investment                                           Director, Wydown Group (consulting firm) (1994-present).
    Management, Inc.                                                   Director, Investors Financial Service Corporation
    50 Congress Street                                                 (1995-present), Investors Bank & Trust Corporation
    Suite 1000                                                         (1995-present), Plymouth Rubber Co. (1995-present), Stifel
    Boston, MA 02109                                                   Financial (1996-present), Connecticut River Bancorp
                                                                       (1998-present), Connecticut River Bank (1998-present), 1Mind,
                                                                       Inc. (1999-present) and 1Mind.com (2000-present). Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                                       Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                       Member, Chief Executives Organization (1996-present). Vice
                                                                       Chairman, Massachusetts Housing Partnership (1998-1999).
                                                                       Director, Blue Cross and Blue Shield of New Hampshire
                                                                       (1994-1999), AIB Govett Funds (1991-2000) and Command
                                                                       Systems, Inc. (1998-2000). Director, Phoenix Investment
                                                                       Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
    Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------


                               POSITION(S) HELD WITH                         PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND           TRUST AND LENGTH OF                           DURING PAST 5 YEARS AND
         ADDRESS               TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 William R. Moyer (58)         Executive Vice President         Executive Vice President and Chief Financial Officer (1999-present),
                               since 1993.                      Senior Vice President and Chief Financial Officer (1995-1999),
                                                                Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                                Vice President, Finance (1990-present), Chief Financial Officer
                                                                (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                                Planning Corporation. Director (1998-present), Senior Vice President
                                                                (1990-present), Chief Financial Officer (1996-present) and
                                                                Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                                Vice President and Chief Financial Officer, Duff & Phelps Investment
                                                                Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                                (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
 John F. Sharry (50)           Executive Vice President         President, Private Client Group (1999-present), Executive Vice
                               since 1998.                      President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                                Ltd. President, Private Client Group, Phoenix Equity Planning
                                                                Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                                Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
 Robert S. Driessen (55)       Vice President                   Vice President and Compliance Officer, Phoenix Investment Partners,
                               since 1999.                      Ltd. (1999-present). Vice President, Phoenix Fund Complex
                                                                (1999-present). Compliance Officer (2000-present) and Associate
                                                                Compliance Officer (1999), PXP Securities Corp. Vice President and
                                                                Compliance Officer, Phoenix Investment Counsel, Inc. (1999-2003),
                                                                Vice President, Risk Management Liaison, Bank of America
                                                                (1996-1999). Vice President, Securities Compliance, The Prudential
                                                                Insurance Company of America (1993-1996). Branch Chief/Financial
                                                                Analyst, Securities and Exchange Commission, Division of Investment
                                                                Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
 Nancy G. Curtiss (50)         Treasurer since 1994.            Vice President, Fund Accounting (1994-present) and Treasurer
                                                                (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                                Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Richard J. Wirth (44)         Secretary since 2002.            Vice President and Insurance and Investment Products Counsel
 One American Row                                               (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
 Hartford, CT 06102                                             Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.

PXP 744 (6/03)



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund
             ------------------------------------

By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ NANCY G. CURTISS
                           -----------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.